Equity - Additional Information (Detail) - GBP (£) £ in Millions, shares in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of reserves within equity [line items]
Issued capital	£ 780	£ 797	£ 797
Employee share trusts [member]
Disclosure of reserves within equity [line items]
Number of shares	4	5	7
Issued capital	£ 72	£ 81	£ 113
Market value of shares outstanding	£ 106	£ 107	£ 155
Diageo Long Term Incentive Plan [member]
Disclosure of reserves within equity [line items]
Maximum target level share options plan	100.00%
Diageo Long Term Incentive Plan [member] | Minimum [member]
Disclosure of reserves within equity [line items]
Vesting range share options plan	20.00%
Diageo Long Term Incentive Plan [member] | Maximum [member]
Disclosure of reserves within equity [line items]
Vesting range share options plan	25.00%